STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2022
Share-based Payment Arrangements [Abstract]
Disclosure of significant measurement estimates to determine fair value of stock-based compensation	The table below shows the weighted average fair value of stock options granted during 2022 and 2021 and the principal assumptions used in applying the Black-Scholes model for granted options to determine their fair value at the grant date.

	Years ended December 31
	2022	2021

Weighted average fair value	$9.65	$7.46

Risk-free interest rate	1.0%	0.3%
Dividend yield	2.8%	3.4%
Volatility of Class B Non-Voting Shares	23.1%	23.1%
Weighted average expected life	5 years	5.1 years

Disclosure of stock-based compensation expense
Below is a summary of our stock-based compensation expense, which is included in employee salaries and benefits expense.

	Years ended December 31
(In millions of dollars)	2022	2021

Stock options	28	3
Restricted share units	51	57
Deferred share units	9	6
Equity derivative effect, net of interest receipt	(21)	(6)

Total stock-based compensation expense	67	60

Disclosure of number and weighted average exercise prices of share options
Below is a summary of the stock option plans, including performance options.

	Year ended December 31, 2022		Year ended December 31, 2021
(In number of units, except prices)	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price

Outstanding, beginning of year	6,494,001	$61.62	4,726,634	$62.10
Granted	4,234,288	$65.73	1,848,655	$60.61
Exercised	(301,467)	$50.87	(10,988)	$58.45
Forfeited	(566,614)	$64.04	(70,300)	$67.58

Outstanding, end of year	9,860,208	$63.58	6,494,001	$61.62

Exercisable, end of year	3,440,894	$61.84	2,373,717	$59.68

Disclosure of range of exercise prices of outstanding share options
Below is a summary of the range of exercise prices, the weighted average exercise price, and the weighted average remaining contractual life as at December 31, 2022.

	Options outstanding			Options exercisable
Range of exercise prices	Number outstanding	Weighted average remaining contractual life (years)	Weighted average exercise price	Number exercisable	Weighted average exercise price

$42.85 - $44.99	153,937	1.82	$44.24	153,937	$44.24
$45.00 - $49.99	280,949	1.85	$49.41	280,949	$49.41
$55.00 - $59.99	1,619,007	6.76	$58.39	991,135	$58.28
$60.00 - $64.99	2,746,987	5.72	$62.52	1,154,996	$62.56
$65.00 - $69.99	4,054,418	8.90	$65.74	106,197	$66.38
$70.00 - $73.00	1,004,910	4.95	$73.00	753,680	$73.00

	9,860,208	6.95	$63.58	3,440,894	$61.84

Disclosure of number and weighted average exercise prices of other equity instruments
Below is a summary of the RSUs outstanding, including performance RSUs.

	Years ended December 31
(In number of units)	2022	2021

Outstanding, beginning of year	2,691,288	2,573,894
Granted and reinvested dividends	990,702	1,341,801
Exercised	(678,634)	(1,041,890)
Forfeited	(600,867)	(182,517)

Outstanding, end of year	2,402,489	2,691,288
Below is a summary of the DSUs outstanding, including performance DSUs.

	Years ended December 31
(In number of units)	2022	2021

Outstanding, beginning of year	1,421,342	1,619,941
Granted and reinvested dividends	70,692	78,939
Exercised	(350,803)	(277,439)
Forfeited	(1,347)	(99)

Outstanding, end of year	1,139,884	1,421,342